Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. For the most recently completed fiscal year, we did not use any financial performance measure to link Compensation Actually Paid to our NEOs to the Company’s performance; accordingly, this disclosure does not present a company-selected measure in the table below nor a tabular list of our most important performance measures, as permitted under the rules promulgated by the Securities and Exchange Commission.

Year	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1, 2, 3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on 4		Net Income ($ Millions)
					TSR ($)	Peer Group TSR ($)
2024	4,272,299	17,389,937	1,790,789	6,201,653	157.18	34.94	(97.0)
2023	3,874,300	2,219,787	1,740,206	1,235,658	64.17	41.97	(57.5)
2022	2,667,997	6,079,613	1,190,292	2,247,169	88.95	46.36	(161.8)
2021	3,892,610	1,265,141	1,530,003	519,760	39.90	76.00	(122.2)

1.	Paul Bolno, M.D., MBA was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Michael Panzara, M.D., MPH	Kyle Moran, CFA	Kyle Moran, CFA	Christopher Francis, Ph.D.
Chandra Vargeese, Ph.D.	Chandra Vargeese, Ph.D.	Chandra Vargeese, Ph.D.	Kyle Moran, CFA
			Chandra Vargeese, Ph.D.

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock and Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	4,272,299	(3,064,934)	16,182,572	17,389,937

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,790,789	(1,032,787)	5,443,651	6,201,653
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	11,130,588	4,675,997	—	375,987	—	16,182,572

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	3,750,660	1,570,299	—	122,692	—	5,443,651

4.
The Peer Group total shareholder return (“TSR”) set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in our Compensation Discussion & Analysis section of the proxy statement weighted according to the respective issuer’s stock market capitalization at the beginning of the period, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.

2024
Alector, Inc.	Denali Therapeutics Inc.	Prime Medicine, Inc

Arcturus Therapeutics Holdings Inc.	Dyne Therapeutics, Inc.	PTC Therapeutics, Inc.

Arrowhead Pharmaceuticals Inc	Editas Medicine, Inc.	Sangamo Therapeutics, Inc.

Avidity Biosciences Inc.	Intellia Therapeutics, Inc.	Stoke Therapeutics, Inc.

Beam Therapeutics, Inc.	Ionis Pharmaceuticals, Inc.	Verve Therapeutics, Inc.

Named Executive Officers, Footnote

2021	2022	2023	2024
Michael Panzara, M.D., MPH	Kyle Moran, CFA	Kyle Moran, CFA	Christopher Francis, Ph.D.
Chandra Vargeese, Ph.D.	Chandra Vargeese, Ph.D.	Chandra Vargeese, Ph.D.	Kyle Moran, CFA
			Chandra Vargeese, Ph.D.

Peer Group Issuers, Footnote	The Peer Group total shareholder return (“TSR”) set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in our Compensation Discussion & Analysis section of the proxy statement weighted according to the respective issuer’s stock market capitalization at the beginning of the period, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,272,299	$ 3,874,300	$ 2,667,997	$ 3,892,610
PEO Actually Paid Compensation Amount	$ 17,389,937	2,219,787	6,079,613	1,265,141
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	4,272,299	(3,064,934)	16,182,572	17,389,937

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,790,789	(1,032,787)	5,443,651	6,201,653
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	11,130,588	4,675,997	—	375,987	—	16,182,572

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	3,750,660	1,570,299	—	122,692	—	5,443,651

Non-PEO NEO Average Total Compensation Amount	$ 1,790,789	1,740,206	1,190,292	1,530,003
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,201,653	1,235,658	2,247,169	519,760
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	4,272,299	(3,064,934)	16,182,572	17,389,937

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,790,789	(1,032,787)	5,443,651	6,201,653
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	11,130,588	4,675,997	—	375,987	—	16,182,572

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	3,750,660	1,570,299	—	122,692	—	5,443,651

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO C
ompensatio
n Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group TSR.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Com
pensation
Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO C
ompensatio
n Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group TSR.

Total Shareholder Return Amount	$ 157.18	64.17	88.95	39.9
Peer Group Total Shareholder Return Amount	34.94	41.97	46.36	76
Net Income (Loss)	$ (97,000,000)	$ (57,500,000)	$ (161,800,000)	$ (122,200,000)
PEO Name	Paul Bolno
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,182,572
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,130,588
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,675,997
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,987
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,182,572
PEO | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,064,934)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,443,651
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,750,660
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,570,299
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,692
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,443,651
Non-PEO NEO | Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,032,787)